RELATED PARTY TRANSACTIONS (Details Narrative) ¥ in Millions	1 Months Ended			9 Months Ended		12 Months Ended
	Jan. 31, 2021 USD ($)	Jan. 31, 2021 CNY (¥)	Jan. 31, 2020	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Wuhan Huiyu [Member]
Related Party Transaction [Line Items]
Related party transaction description			The ex@clusive agency term is eight years from the date of launching the game.
Initial royalty fee				$ 261,084	$ 316,790
Wuhan Huiyu [Member] | Gamehaus Inc [Member]
Related Party Transaction [Line Items]
Related party transaction description			The exclusive agency term is eight years from the date of launching the game.
Initial royalty fee						$ 450,761	$ 524,211
Wuhan Huiyu [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related party transaction rate			15.00%
Wuhan Huiyu [Member] | Minimum [Member] | Gamehaus Inc [Member]
Related Party Transaction [Line Items]
Related party transaction rate			15.00%
Wuhan Huiyu [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related party transaction rate			18.00%
Wuhan Huiyu [Member] | Maximum [Member] | Gamehaus Inc [Member]
Related Party Transaction [Line Items]
Related party transaction rate			18.00%
Shanghai Dongying [Member]
Related Party Transaction [Line Items]
Related party transaction rate			25.00%
Initial royalty fee				1,709,587	1,984,280
Shanghai Dongying [Member] | Gamehaus Inc [Member]
Related Party Transaction [Line Items]
Related party transaction rate			25.00%
Initial royalty fee						2,860,905
Mobile Motion [Member]
Related Party Transaction [Line Items]
Related party transaction description	The exclusive agency term is eight years from the date of launching the game.	The exclusive agency term is eight years from the date of launching the game.
Initial royalty fee				434,398	714,689
Amortization of royalty fees				25,248	25,194
Customized design fees				409,150	$ 689,496
Mobile Motion [Member] | Gamehaus Inc [Member]
Related Party Transaction [Line Items]
Related party transaction description	The exclusive agency term is eight years from the date of launching the game.	The exclusive agency term is eight years from the date of launching the game.
Initial royalty fee	$ 300,000	¥ 1.9				1,951,176	34,880
Amortization of royalty fees						33,567	34,880
Customized design fees						1,917,609
Feng Xie [Member]
Related Party Transaction [Line Items]
Due to related party						107,361
Feng Xie [Member] | Gamehaus Inc [Member]
Related Party Transaction [Line Items]
Due to related party						$ 107,361